Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Warrant liability measured at fair value on a recurring basis

	Total	Level 1	Level 2	Level 3
Derivative instruments:
Warrant liability at December 31, 2012	$1,299,570	$—	$—	$1,299,570
Warrant liability at December 31, 2011	$3,067,488	$—	$—	$3,067,488

Reconciliation of the warranty liability measured at fair value on a recurring basis

Balance at January 1, 2011	$2,353,396
Issuance of warrants	3,204,197
Net gain included in earnings	(2,004,638)
Exercise of warrants	(485,467)

Balance at December 31, 2011	$3,067,488

Balance at January 1, 2012	$3,067,488
Issuance of warrants	—
Net gain included in earnings	(1,767,918)
Exercise of warrants	—

Balance at December 31, 2012	$1,299,570